FINANCIAL RISK MANAGEMENT (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Percentage of foreign exchange rate decrease	3.65%	3.65%
Increase decrease in post tax loss	$ 544	$ 52,988
Currency risk [member] | AUSTRALIA
IfrsStatementLineItems [Line Items]
Percentage of foreign exchange rate decrease	3.65%	3.65%
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 420.74	$ 31,083